Lease Right-of-Use Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling And Administrative Expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 3	$ 6
Cost Of Goods Sold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	16	11
Earnings Or Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 19	$ 17